Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Euro to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	$ (32)	$ (52)
Total hedges	32	52
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(275)	(159)
Total hedges	246	197
Open position	(29)	38
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(82)	(33)
Total hedges	110	146
Open position	28	113
Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(58)	(64)
Total hedges	68	93
Open position	10	29
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(84)	(64)
Total hedges	84	64
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(53)	(63)
Total hedges	44	55
Open position	(9)	(8)
Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(58)	(60)
Open position	(58)	(60)
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(271)	(924)
Total hedges	425	483
Open position	154	(441)
Pound Sterling to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(87)	(69)
Total hedges	128	71
Open position	41	2
Pound Sterling to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(40)	(492)
Total hedges	40	162
Open position		(330)
US Dollar to Argentinean Peso [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(678)	(219)
Total hedges	678	219
US Dollar to Australian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(469)	(171)
Total hedges	192	73
Open position	(277)	(98)
US Dollar to Bolivian Boliviano [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(20)	(59)
Total hedges	20	59
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(1,184)	(1,102)
Total hedges	1,184	1,102
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(306)	(347)
Total hedges	306	347
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(324)	(255)
Total hedges	324	255
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(303)	(248)
Total hedges	134	228
Open position	(169)	(20)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(319)	(202)
Total hedges	195	187
Open position	(124)	(15)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(157)	(115)
Total hedges	145	68
Open position	(12)	(47)
US Dollar to Honduran Lempira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure		(172)
Open position		(172)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(1,143)	(952)
Total hedges	873	1,065
Open position	(270)	113
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(172)	(87)
Open position	(172)	(87)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(108)	(136)
Total hedges	108	136
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(255)	(196)
Total hedges	154	123
Open position	(101)	(73)
US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(45)	(71)
Total hedges	30	91
Open position	(15)	20
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(72)	(95)
Total hedges	66	95
Open position	(6)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(20)	(48)
Total hedges	60	112
Open position	40	64
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(2)	(85)
Total hedges		14
Open position	(2)	(71)
US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(18)	(22)
Open position	(18)	(22)
US Dollar to Uruguayan Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(57)	(44)
Total hedges	57	44
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(4)	(89)
Open position	(4)	(89)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Total exposure	(118)	(390)
Total hedges	104	71
Open position	$ (14)	$ (319)